August 9, 2010

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of Eaton Vance Global Strategies Fund (the “New Fund”)
Post-Effective Amendment No. 160 (1933 Act File No. 02-90946)
Amendment No. 163 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the New Fund, and exhibits. The New Fund is a “feeder” fund that invests in a corresponding portfolio, a “master” fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed solely for the purpose of reflecting a change to the name of the New Fund from “Eaton Vance Global Strategies Fund” to “Eaton Vance Global Macro Absolute Return Advantage Fund.” The Amendment has been marked to show changes from the New Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 158 filed with the Securities and Exchange Commission (“SEC”) on June 8, 2010 (Accession No. 0000940394-10-000588) pursuant to paragraph (a)(2) of Rule 485 (“PEA No. 158”).

     Prior to the effectiveness of the Amendment, the Registrant intends to file an acceleration request pursuant to Rule 461 requesting that the Staff accelerate the effective date of the Amendment to August 23, 2010 to coincide with the effectiveness of PEA No. 158.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8305 or fax (617) 672-1305.

Very truly yours, /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Vice President